Receivables - Allowance for accounts receivable (Detail) - Doubtful accounts receivable [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period		€ 211	€ 194
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		19	23
Utilisation, allowance account for credit losses of financial assets	[1]	(17)	(9)
Increase (decrease) through other changes, allowance account for credit losses of financial assets		(16)	3
Allowance account for credit losses of financial assets at end of period		195	€ 211
Other assets [member]
Receivables [Line Items]
Utilisation, allowance account for credit losses of financial assets		€ (1)

[1]	Write-offs for which an allowance was previously provided.